AdvisorShares YieldPro ETF (Prospectus Summary) | AdvisorShares YieldPro ETF
AdvisorShares YieldPro ETF (NASDAQ Stock Market LLC Ticker: YPRO)
INVESTMENT OBJECTIVE
The AdvisorShares YieldPro ETF (the “Fund”) seeks to provide current income and capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AdvisorShares YieldPro ETF
MANAGEMENT FEES		0.80%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.22%
ACQUIRED FUND FEES AND EXPENSES	[1][2]	0.40%
TOTAL ANNUAL FUND OPERATING EXPENSES	[3]	1.42%
[1]	Because the Fund is new, 'Other Expenses' and 'Acquired Fund Fees and Expenses' are based on estimated amounts for the current fiscal year.
[2]	As a shareholder in certain exchange-traded funds (the 'Acquired Funds'), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. 'Acquired Fund Fees and Expenses' do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the '1940 Act').
[3]	'Total Annual Fund Operating Expenses' in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include 'Acquired Fund Fees and Expenses.'

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
AdvisorShares YieldPro ETF	144	449

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in both long and short positions in other affiliated and unaffiliated exchange traded funds (“ETFs”) that offer diversified exposure to fixed income and other income producing securities. The Fund's investments may, at various times, represent all available segments of the fixed income market, including, but not limited to, bonds and instruments issued by the U.S. government, foreign government bonds, U.S or foreign investment grade corporate debt, high yield bonds, municipal bonds, mortgage-backed securities, and emerging market debt. The Fund may also invest in equity, inverse or other types of ETFs to supplement its fixed income ETF positions. The Fund intends to invest the majority of its assets in investments that provide a competitive yield on a risk-adjusted basis. The Fund will also allocate its investments to instruments that provide little or no yield for diversification or risk management purposes.

In seeking to achieve its investment objective, the Fund may also invest directly in U.S.-traded fixed income and equity securities, certain derivatives, such as options, futures, and structured notes, and other exchange-traded products (together with ETFs, “ETPs”). On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETPs that invest in these and other highly liquid instruments to collateralize its derivative or short positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk. An unanticipated early closing of the NASDAQ Stock Market LLC (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Securities Risk . The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Fixed Income Securities Risk . The market value of fixed income investments may be impacted by credit risk, interest rate risk, income risk and counterparty risk and other factors.

Income Risk. The income from the Fund's investments may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the Fund portfolio's current earnings rate.

Interest Rate Risk. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Issuer Risk. The value of a security may increase for a number of reasons which directly relate to the issuer, such as management performance, improved financial condition and increased demand of the issuer's goods or services. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. The Sub-Advisor continuously evaluates the Fund's holdings, purchases and sales with a view to achieving the Fund's investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Mortgage-Backed Securities Risk. The Fund may invest in mortgage-backed securities, which are subject to the risk that the impairment of the value of collateral underlying a mortgage-backed security, such as due to non-payment of loans, will result in a reduction in the value of such security.

Portfolio Turnover Risk . The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and lower Fund performance.

Premium-Discount Risk. The Fund's shares may trade above or below their NAV. The trading price of the Fund's shares may deviate significantly from their NAV during periods of market volatility.

Prepayment Risk. The Fund may invest in mortgage related securities, which, like other debt securities, may be paid off early when the issuer of a debt security can repay the principal prior to a security's maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

U.S. Government Securities Risk. The Fund may invest in U.S. government securities, which are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

ETP Investment Risk. Through its investments in ETPs, the Fund will be subject to the risks associated with such investment vehicles' investments, including the possibility that the value of the securities or instruments held or tracked by an ETP could decrease. These risks include any combination of the risks described below, as well as the risks described above.

The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to ETPs and their exposure to various security types, currencies, market sectors and geographic regions.

Commodity Risk. Because certain of the ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs. An ETP's investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Emerging Markets Risk . There is an increased risk of price volatility associated with an ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Currency Risk . Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer's home country. Certain of the ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

Foreign Securities Risk . An ETP's investments in or exposure to foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Investment Risk . The Fund may experience losses with respect to its investment in an ETP. Further, there is no guarantee that an ETP will achieve its objective.

Real Estate Investment Trusts (REITs) Risk. Certain of the ETPs invest in REITs. An ETP's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. In addition, REITs have their own expenses, and the ETP will bear a proportionate share of those expenses.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com